SHAREHOLDERS' EQUITY (Summary of Restricted Stock Units Activity) (Details) - 12 months ended Dec. 31, 2018 - Restricted Stock Awards And Restricted Stock Units [Member]		$ / shares shares	₪ / shares
Number of RSU and RSA
Outstanding at January 1, 2018	[1]	1,525,012
Granted	[1]	857,067
Vested	[1]	(453,904)
Cancelled	[1]	(797)
Forfeited	[1]	(168,308)
Outstanding at December 31, 2018	[1]	1,759,070
Par value NIS | ₪ / shares			₪ 1
Par value USD | $ / shares		$ 0.27

[1]	NIS 1 par value which represents approximately $0.27